Notes Payable - Additional Information (Details) - USD ($)	1 Months Ended		6 Months Ended	12 Months Ended
	Mar. 31, 2020	Aug. 31, 2016	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020	Apr. 30, 2020
Line of Credit Facility [Line Items]
Notes payable			$ 1,737,000	$ 961,000	$ 2,398,000
Payment for Debt Extinguishment or Debt Prepayment Cost	$ 0
Debt Instrument, Maturity Date		Aug. 31, 2026
Paycheck Protection Program Cares Act [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Decrease, Forgiveness	$ 2,000,000,000,000
Paycheck Protection Program Loans [Member]
Line of Credit Facility [Line Items]
Notes payable				$ 0	447,000
Debt instrument, interest rate, stated percentage				1.00%
Debt instrument, face amount						$ 447,201
Note payable to Dept. of Economic and Community Development [Member]
Line of Credit Facility [Line Items]
Notes payable				$ 0
Debt instrument, interest rate, stated percentage		3.00%		3.00%
Debt instrument, face amount		$ 300,000
Debt Instrument, Payment Terms		payable in equal monthly installments over the remaining term.
Enertec Short-term Bank Credit [Member]
Line of Credit Facility [Line Items]
Notes payable			$ 1,700,000	$ 1,000,000	1,404,000
Interest rate, terms			interest at 4.35% annually, paid either on a monthly or weekly basis	interest 4.35% annually, paid either on a monthly or weekly basis
Enertec Short-term Bank Credit [Member] | Previously Reported [Member]
Line of Credit Facility [Line Items]
Notes payable				$ 949,000
Short term bank credit [Member]
Line of Credit Facility [Line Items]
Notes payable			$ 1,726,000	$ 949,000	1,404,000
Debt instrument, interest rate, stated percentage			4.40%	4.40%
Line Of Credit					$ 182,615
Line of Credit Facility, Interest Rate at Period End				4.00%